SHAREHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 7 - SHAREHOLDERS' EQUITY

COMMON STOCK

The Company has been authorized to issue 900,000,000 shares of common stock, $.001 par value. Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.

On January 9, 2017 the Company issued 3,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $690.

On January 10, 2017 the Company issued 5,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $1,250.

On January 24 2017 the Company issued 8,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $2,080.

On January 27, 2017 the Company issued 36,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $10,800.

On February 13, 2017 the Company issued 10,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $2,100.

On March 6, 2017 the Company issued 10,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $3,000.

On April 12, 2017 the Company issued 150,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $22,500.

On May 9, 2017 the Company issued 70,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $5,600.

On June 5, 2017 the Company issued 120,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $10,000.

On June 8, 2017 the Company issued 16,530,769 shares to related parties for conversion of accrued compensation of $991,846, recorded at the fair market value of the share price.

On July 7, 2017 the Company issued 120,196 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $8,413.

On July 14, 2017 the Company issued 150,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $13,350.

On September 7, 2017 the Company sold 8,000,000 restricted shares to non-related parties for cash proceeds in the amount of $80,000.

On October 2, 2017 the Company issued 50,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $15,000.

On October 9, 2017 the Company issued 150,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $5,495.

On October 16, 2017 the Company issued 100,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $9,180.

On October 24, 2017 the Company issued 100,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $8,010.

On November 6, 2017 the Company issued 50,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $4,050.

On December 11, 2017 the Company issued 600,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $72,000.

On December 21, 2017 the Company issued 1,260,000 shares to related parties for conversion of accrued compensation of $126,000, recorded at the fair market value of the share price.

On December 27, 2017 the Company issued 75,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $6,045.

On January 12, 2018 the Company issued 200,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $30,000.

On January 16, 2018 the Company issued 150,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $22,500.

On February 12, 2018 the Company issued 40,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $3,216.

On February 15, 2018 the Company issued 100,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $10,000.

On February 23, 2018 the Company issued 100,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $8,810.

On March 15, 2018 the Company issued 100,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $8,500.

On March 29, 2018 the Company issued 75,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $7,117.

On March 29, 2018 the Company issued 663,856 shares to related parties for conversion of accrued compensation of $63,000, recorded at the fair market value of the share price.

On April 5, 2018 the Company issued 250,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $19,750.

On April 9, 2018 the Company issued 250,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $17,500.

On April 27, 2018 the Company issued 300,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $10,050.

On May 2, 2018, the Company issued 840,336 shares, at $0.0119 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $10,000 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on May 2, 2018 was $0.035 per share.

On May 7, 2018 the Company issued 1,1000,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $34,100.

On May 14, 2018, the Company issued 943,396 shares, at $0.0106 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $10,000 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on May 14, 2018 was $0.028 per share.

On May 24, 2018, the Company issued 1,041,667 shares, at $0.0096 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $10,000 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on May 24, 2018 was $0.0161 per share.

On June 4, 2018, the Company issued 2,341,176 shares, at $0.0068 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $14,600 in principal and $1,320 in accrued interest toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on June 4, 2018 was $0.03 per share.

On June 6, 2018, the Company issued 1,738,235 shares, at $0.0068 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $11,820 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on Jun 6, 2018 was $0.0127 per share.

On June 12, 2018, the Company issued 1,703,125 shares, at $0.0064 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $9,580 in principal and $1,320 in accrued interest toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on June 12, 2018 was $0.0113 per share.

On July 19, 2018, the Company issued 2,010,050 shares, at $0.00597 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $12,000 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on July 19, 2018 was $0.013 per share.

On July 25, 2018 the Company issued 5,800,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $58,000.

On August 6, 2018, the Company issued 2,181,818 shares, at $0.0055 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $12,000 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on August 6, 2018 was $0.0124 per share.

On September 18, 2018 the Company issued 4,411,765 shares to non-related party for services, recorded at the fair market value of the share price, in the amount of $30,000.

PREFERRED STOCK

The Company has been authorized to issue 750,000,000 shares of $.001 par value Preferred Stock. The Board of Directors is expressly vested with the authority to divide any or all of the Preferred Stock into series and to fix and determine the relative rights and preferences of the shares of each series so established, within certain guidelines established in the Articles of Incorporation.

Series A: The certificate of designation for the Preferred A Stock provides that as a class it possesses a number of votes equal to fifteen (15) votes per share and may be converted into ten (10) $0.001 par value common shares.

On October 10, 2013, the Company issued fifty million (50,000,000) shares of our Series “A” Convertible Preferred Stock (the “Preferred Stock”) to Hadronic Technologies Press, Inc. (“Hadronic”), a Florida corporation maintaining its principal place of business at 35246 US Highway 19 North, Suite #215, Palm Harbor, Florida 34684. Our Directors, Dr. Ruggero M. Santilli and Mrs. Carla Santilli each own fifty percent of the equity in Hadronic. The Series “A” Convertible Preferred Stock has 15 votes per share and is convertible into 10 shares of our common stock at the election of the shareholder. Shares were valued at the par value of the common stock equivalents, $500,000.

At September 30, 2018 and December 31, 2017, there were Fifty million (50,000,000) shares of Series A Convertible Preferred Stock issued and outstanding, respectively.

OPTIONS AND WARRANTS

In accordance with employment agreements, common stock options are issued annually to the officers of the Company. The number of shares is determined by the number of shares outstanding at the end of the year at a percentage per the employment agreements, as described below. The strike price is the fair value trading price as of the anniversary date of the employment agreements. The options are based on the number of shares outstanding of the Company at the year end, at an exercise price at market price at the employment agreements annual anniversary, July 25th. As of September 30, 2018, the officers are entitled to 14,265 options, at an average exercise price of $0.3498. There is no expiration date to these options and only vest upon a change in control. The options were valued at $4,540, however no expense has been recognized with the associated options, as no options have vested or are considered by management to probable vest. The options were valued using the Black Scholes Method, using the following assumptions:

Weighted Average:
Risk-free interest rate	1.24%
Expected lives (years)	10.0
Expected price volatility	161.40%
Dividend rate	0.0%
Forfeiture Rate	0.0%

There are no other warrants or options outstanding to acquire any additional shares of common stock of the Company as of September 30, 2018.

COMMON STOCK

The Company has been authorized to issue 900,000,000 shares of common stock, $.001 par value. Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.

On March 18, 2016 the Company issued 18,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $2,880.

On April 1, 2016 the Company issued 250,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $37,500.

On April 6, 2016 the Company issued 22,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $3,300.

On August 23, 2016 the Company issued 70,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $14,000.

On August 30, 2016 the Company issued 18,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $3,600.

On September 16, 2016 the Company issued 6,726 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $1,076.

On October 19, 2016 the Company issued 28,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $11,480.

On December 28, 2016 the Company issued 30,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $6,900.

On January 9, 2017 the Company issued 3,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $690.

On January 10, 2017 the Company issued 5,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $1,250.

On January 24 2017 the Company issued 8,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $2,080.

On January 27, 2017 the Company issued 36,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $10,800.

On February 13, 2017 the Company issued 10,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $2,100.

On March 6, 2017 the Company issued 10,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $3,000.

On April 12, 2017 the Company issued 150,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $22,500.

On May 9, 2017 the Company issued 70,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $5,600.

On June 5, 2017 the Company issued 120,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $10,000.

On June 8, 2017 the Company issued 16,530,769 shares to related parties for conversion of accrued compensation of $991,846, recorded at the fair market value of the share price.

On July 7, 2017 the Company issued 120,196 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $8,413.

On July 14, 2017 the Company issued 150,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $13,350.

On September 7, 2017 the Company sold 8,000,000 restricted shares to non-related parties for cash proceeds in the amount of $80,000.

On October 2, 2017 the Company issued 50,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $15,000.

On October 9, 2017 the Company issued 150,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $5,495.

On October 16, 2017 the Company issued 100,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $9,180.

On October 24, 2017 the Company issued 100,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $8,010.

On November 6, 2017 the Company issued 50,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $4,050.

On December 11, 2017 the Company issued 600,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $72,000.

On December 21, 2017 the Company issued 1,260,000 shares to related parties for conversion of accrued compensation of $126,000, recorded at the fair market value of the share price.

On December 27, 2017 the Company issued 75,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $6,045.

PREFERRED STOCK

The Company has been authorized to issue 750,000,000 shares of $.001 par value Preferred Stock. The Board of Directors is expressly vested with the authority to divide any or all of the Preferred Stock into series and to fix and determine the relative rights and preferences of the shares of each series so established, within certain guidelines established in the Articles of Incorporation.

Series A: The certificate of designation for the Preferred A Stock provides that as a class it possesses a number of votes equal to fifteen (15) votes per share and may be converted into ten (10) $0.001 par value common shares.

On October 10, 2013, the Company issued fifty million (50,000,000) shares of our Series “A” Convertible Preferred Stock (the “Preferred Stock”) to Hadronic Technologies Press, Inc. (“Hadronic”), a Florida corporation maintaining its principal place of business at 35246 US Highway 19 North, Suite #215, Palm Harbor, Florida 34684. Our Directors, Dr. Ruggero M. Santilli and Mrs. Carla Santilli each own fifty percent of the equity in Hadronic. The Series “A” Convertible Preferred Stock has 15 votes per share and is convertible into 10 shares of our common stock at the election of the shareholder. Shares were valued at the par value of the common stock equivalents, $500,000.

At December 31, 2017 and 2016 there were Fifty million (50,000,000) shares of Series A Convertible Preferred Stock issued and outstanding, respectively.

OPTIONS AND WARRANTS

In accordance with employment agreements, common stock options are issued annually to the officers of the Company. The number of shares is determined by the number of shares outstanding at the end of the year at a percentage per the employment agreements, as described below. The strike price is the fair value trading price as of the anniversary date of the employment agreements. The options are based on the number of shares outstanding of the Company at the year end, at an exercise price at market price at the employment agreements annual anniversary, July 25th. As of December 31, 2017 the officers are entitled to 14,265 options, at an average exercise price of $0.3498. There is no expiration date to these options and only vest upon a change in control. The options were valued at $4,540, however no expense has been recognized with the associated options, as no options have vested or are considered by management to probable vest. The options were valued using the Black Scholes Method, using the following assumptions:

Weighted Average:	2017	2016
Risk-free interest rate	1.24%	1.58%
Expected lives (years)	10.0	10.0
Expected price volatility	161.40%	293.78%
Dividend rate	0.0%	0.0%
Forfeiture Rate	0.0%	0.0%

There are no other warrants or options outstanding to acquire any additional shares of common stock of the Company as of December 31, 2017.